Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Share Capital	Share capital:
	Number of Common Shares December 31
	2024	2023

Authorized share capital	176,000,000	140,000,000
Issued and paid up share capital	46,733,844	44,394,844
	In SEK December 31
	2024	2023

Authorized share capital (in thousands SEK)	3,520	2,800
Issued and paid-up share capital (in thousands SEK)	935	888